Long-term investments (Details)			2 Months Ended		12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019 CNY (¥)
Long-term investments
Long-term investments					¥ 211,000,000		¥ 217,000,000			$ 30,000,000
Impairment loss					8,000,000	$ 1,000,000	27,000,000	¥ 219,000,000
Investment in equity method investee					137,000,000		133,058,138			$ 19,268,503
Marketable securities, unrealized gain (loss)								182,000,000	$ 29,000,000
Investment losses of long-term investments					13,502,789	$ 1,901,828	¥ 58,356,978	24,635,329
Changes in fair value of investments	¥ 12,000,000	$ 2,000,000
Realized investment loss from sale of shares			¥ (10,000,000)	$ (1,500,000)
Balance of shares kept					¥ 0
Beijing Changba Technology Co., Ltd.
Long-term investments
Impairment loss								195,000,000
Investment in equity method investee													¥ 185,000,000
Equity ownership percentage												9.02%	9.24%
Investment losses of long-term investments								13,000,000	$ 2,000,000
Fair value	¥ 172,000,000							¥ 172,000,000			$ 27,000,000